Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	June 30, 2021	December 31, 2020
Land	$731	$725
Information technology	208	292
Transportation equipment	92	41
Leasehold improvements	17	24
Field equipment	9	10
Total other property and equipment, net	$1,057	$1,092

	Successor	Predecessors
	December 31, 2020	December 31, 2019
	(in thousands)
Land	$725	$580
Information technology	292	459
Transportation equipment	41	-
Leasehold improvements	24	37
Field equipment	10	12
Total other property and equipment, net	$1,092	$1,088